4. Oil and gas properties (Details) - USD ($)	May. 31, 2015	Nov. 30, 2014	Nov. 30, 2013
Oil and gas properties, gross	$ 894,628	$ 689,331
Less impairment	(30,000)	(30,000)
Oil and gas properties, net	864,628	659,331	$ 0
Beaver County, Utah Prospect
Oil and gas properties, gross	30,000	30,000
Iron County, Utah Prospect
Oil and gas properties, gross	$ 864,628	$ 659,331